Debt - Schedule of Debt Outstanding (Details) - USD ($) $ in Millions		1 Months Ended				3 Months Ended	12 Months Ended
		Dec. 31, 2022		Jan. 31, 2022	Aug. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Gross debt		$ 2,820				$ 2,814	$ 2,820
Total debt, net		2,823				2,816	2,823	$ 2,868
Less: current portion of long term debt, net		(31)				(25)	(31)	(38)
Total long-term debt, net		2,792				$ 2,791	$ 2,792	2,830
Maturity Date	[1],[2]						Aug. 31, 2028
Term Loan
Debt Instrument [Line Items]
Gross debt		$ 65					$ 65	72
Maturity Date						May 01, 2024	May 01, 2024
Term Loan, Amended
Debt Instrument [Line Items]
Gross debt								1,958
Maturity Date							Oct. 31, 2026
Term Loan, Third Incremental
Debt Instrument [Line Items]
Gross debt	[2]							517
Total debt, net					$ 525
Maturity Date		Aug. 31, 2028		Aug. 31, 2028	Aug. 31, 2028
Term Loan, B-1
Debt Instrument [Line Items]
Gross debt	[3]	$ 2,448	[1]			$ 2,507	$ 2,448 [1]
Maturity Date	[3]					Aug. 31, 2028
Secured Senior Notes
Debt Instrument [Line Items]
Gross debt		$ 310				$ 309	$ 310	314
Maturity Date						Jun. 01, 2025	Jun. 01, 2025
$300m Revolving Credit Facility, Amended
Debt Instrument [Line Items]
Maturity Date					Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Other
Debt Instrument [Line Items]
Gross debt								$ 7
Maturity Date							Jun. 30, 2022

[1]	The net balance for the B-1 Term Loan at December 31, 2022 included unamortized debt issuance costs of $8 million.
[2]	The net balance for the Third Incremental Term Loan at December 31, 2021 includes unamortized debt issuance costs of $6 million.
[3]	The net balance for the B-1 Term Loan at March 31, 2023 includes unamortized debt issuance costs of $9 million. The net balance for the B-1 Term Loan at December 31, 2022 includes unamortized debt issuance costs of $8 million.